Document and Entity Information Document	Oct. 10, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 10, 2019
Entity Registrant Name	Tallgrass Energy, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37365
Entity Tax Identification Number	47-3159268
Entity Address, Address Line One	4200 W. 115th Street, Suite 350
Entity Address, City or Town	Leawood,
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	928-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Shares Representing Limited Partner Interests
Trading Symbol	TGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001633651
Amendment Flag	false